Annual Operating Expenses - VIPBalancedPortfolio-InitialServiceService2PRO - VIPBalancedPortfolio-InitialServiceService2PRO - VIP Balanced Portfolio	Apr. 29, 2023
VIP Balanced Portfolio - Initial Class
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.47%
VIP Balanced Portfolio - Service Class
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.09%
Total annual operating expenses	0.57%
VIP Balanced Portfolio - Service Class 2
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual operating expenses	0.72%